VOYA VARIABLE INSURANCE TRUST VY® BrandywineGLOBAL - Bond Portfolio (the “Portfolio”)

Supplement dated July 31, 2025

to the Portfolio’s Prospectus, dated May 1, 2025

(the “Prospectus”)

Effective December 31, 2025, David F. Hoffman, CFA will no longer serve as a portfolio manager for the Portfolio. Effective immediately, Paul Mielczarski, CFA is added as a portfolio manager for the Portfolio.

1.Effective December 31, 2025, all references to David F. Hoffman, CFA as a portfolio manager for the Portfolio are hereby deleted in their entirety.

2.Effective immediately, the sub-section of the Prospectus entitled “Portfolio Management – Portfolio Managers” in the Portfolio’s Summary Section is deleted in its entirety and replaced with the following:

Portfolio Managers
David F. Hoffman, CFA	John P. McIntyre, CFA
Portfolio Manager (since 08/19)	Portfolio Manager (since 08/19)
Paul Mielczarski, CFA	Anujeet Sareen, CFA
Portfolio Manager (since 07/25)	Portfolio Manager (since 08/19)
Effective December 31, 2025
John P. McIntyre, CFA	Paul Mielczarski, CFA
Portfolio Manager (since 08/19)	Portfolio Manager (since 07/25)
Anujeet Sareen, CFA
Portfolio Manager (since 08/19)

3.Effective immediately, the table in the sub-section of the Prospectus entitled “Management of the Portfolio – Portfolio Management” is amended to include the following:

Portfolio	Investment Adviser or	Portfolio	Professional Experience
Manager	Sub-Adviser
Paul Mielczarski,	Brandywine Global	VY® BrandywineGLOBAL	Mr. Mielczarski, Portfolio
CFA		- Bond Portfolio	Manager, joined Brandywine
Global in 2023 as Head of
Global Macro Strategy. Prior
to joining Brandywine Global,
he served as Director of
Portfolio Strategy for two
years at Ontario Teachers’
Pension Plan after working as
a portfolio manager at Graham
Capital (2015-2022), as a
global macro portfolio
manager at Graham Capital
(2011-2015) and Medley
Macro Fund (2008-2011), and
as both a global macro
strategist and a fixed income
and FX proprietary trader at
Credit Suisse (1999-2008).

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

VOYA VARIABLE INSURANCE TRUST VY® BrandywineGLOBAL - Bond Portfolio (the “Portfolio”)

Supplement dated July 31, 2025

to the Portfolio’s Statement of Additional Information,

dated May 1, 2025

(the “SAI”)

Effective December 31, 2025, David F. Hoffman, CFA will no longer serve as a portfolio manager for the Portfolio. Effective immediately, Paul Mielczarski, CFA is added as a portfolio manager for the Portfolio.

1.Effective December 31, 2025, all references to David F. Hoffman, CFA as a portfolio manager for the Portfolio are hereby deleted in their entirety.

2.Effective immediately, the table in the sub-section of the SAI entitled “Portfolio Management – Other Accounts Managed” is amended to include the following:

		Registered Investment		Other Pooled Investment		Other Accounts
		Companies		Vehicles
Portfolio		Number of	Total Assets	Number of	Total Assets	Number of	Total Assets
Manager	Portfolio	Accounts		Accounts		Accounts
Paul	VY®	10	$3,361,358,331	296	$5,240,229,414	507	$21,718,948,337
Mielczarski,	BrandywineGLOBAL
CFA5	- Bond Portfolio

5As of May 31, 2025.

6One of these accounts with total assets of $96,409,024 has a performance-based advisory fee.

7Seven of these accounts with total assets of $7,080,195,372 have a performance-based advisory fee.

3.Effective immediately, the table in the sub-section of the SAI entitled “Portfolio Management – Ownership of Securities” is amended to include the following:

Portfolio	Investment Adviser or	Portfolio(s) Managed by	Dollar Range of Shares
Manager	Sub-Adviser	the Portfolio Manager	Owned
Paul Mielczarski,	Brandywine Global	VY®	None
CFA1		BrandywineGLOBAL -
Bond Portfolio
1 As of May 31, 2025.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE